Note 1 - Organization and Nature of Operations. (Details Textual)	Mar. 31, 2024	Dec. 31, 2023
Progressive Care [Member] | Pharmco 901 [Member]
Subsidiary, Ownership Percentage, Parent	100.00%	100.00%